Award Timing Disclosure		12 Months Ended
		Sep. 30, 2024	Nov. 09, 2023 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

Pursuant to Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information regarding option awards granted to Mr. Rosa and Mr. McClurg on November 9, 2023, three business days before we filed a Current Report on Form 8-K disclosing Mr. Volker’s appointment as Chief Operating Officer.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)

Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of MNPI
and the Trading Day Beginning
Immediately Following the Disclosure
of Material Nonpublic Information

David Rosa	November 9, 2023	526,303	1.25	562,175	13.4%
Ronald McClurg	November 9, 2023	89,283	1.25	95,368	13.4%

____________

(1)      Amounts reported reflect the aggregate grant date fair value of option awards, calculated in accordance with FASB Topic 718, excluding the impact of potential forfeitures. For a discussion of the weighted-average assumptions used in the valuation of option awards under the Black-Scholes option-pricing model, you should refer to the “Stock Options” section in Note 8 to the Company’s financial statements in our Annual Report on Form 10-K for the year ended September 30, 2024.

Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)

Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of MNPI
and the Trading Day Beginning
Immediately Following the Disclosure
of Material Nonpublic Information

David Rosa	November 9, 2023	526,303	1.25	562,175	13.4%
Ronald McClurg	November 9, 2023	89,283	1.25	95,368	13.4%

____________

(1)      Amounts reported reflect the aggregate grant date fair value of option awards, calculated in accordance with FASB Topic 718, excluding the impact of potential forfeitures. For a discussion of the weighted-average assumptions used in the valuation of option awards under the Black-Scholes option-pricing model, you should refer to the “Stock Options” section in Note 8 to the Company’s financial statements in our Annual Report on Form 10-K for the year ended September 30, 2024.

David Rosa [Member]
Awards Close in Time to MNPI Disclosures
Name			David Rosa
Underlying Securities			526,303
Exercise Price | $ / shares			$ 1.25
Fair Value as of Grant Date | $	[1]		$ 562,175
Underlying Security Market Price Change			13.4
Ronald McClurg [Member]
Awards Close in Time to MNPI Disclosures
Name			Ronald McClurg
Underlying Securities			89,283
Exercise Price | $ / shares			$ 1.25
Fair Value as of Grant Date | $	[1]		$ 95,368
Underlying Security Market Price Change			13.4

[1]	Amounts reported reflect the aggregate grant date fair value of option awards, calculated in accordance with FASB Topic 718, excluding the impact of potential forfeitures. For a discussion of the weighted-average assumptions used in the valuation of option awards under the Black-Scholes option-pricing model, you should refer to the “Stock Options” section in Note 8 to the Company’s financial statements in our Annual Report on Form 10-K for the year ended September 30, 2024.